STOCKHOLDER'S EQUITY (Details) (USD $)				0 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Officer - David Beling		Jun. 30, 2012 Officer	Jun. 30, 2012 Consultant1Member	Jun. 30, 2012 Consultant2Member	Jun. 30, 2012 Consultant3Member	Jun. 30, 2012 Consultant4Member	Jun. 30, 2012 Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	4,060,000	4,060,000	4,060,000	1,250,000	[1]	200,000	50,000	160,000	600,000	600,000	1,200,000	[2]
Strike Price	$ 0.40	$ 0.4	$ 0.4	$ 0.40	[1]	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.40	[2]
Term				10 years	[1]	10 years	10 years	10 years	10 years	10 years	10 years	[2]

[1]	Issued to David Beling, the Company's Chief Executive Officer and President.
[2]	Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.